long-term debt (Details) $ in Millions, $ in Billions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 24,735		$ 22,697
Lease liabilities	2,614		2,340
Long-term debt	27,349		25,037
Current	3,994		2,541
Non-current	23,355		22,496
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	20,301		18,660
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	1,021		1,458
Long-term debt	1,021	$ 0.8	1,458	$ 1.1
TELUS Corporation credit facilities
Details of long-term debt
Long-term debt excluding Lease liabilities	1,144		1,145
Current	0
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities	200		199
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities	1,781		914
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 288		$ 321